UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares					Value
	COMMON STOCKS - 79.2%
	BANKS - 5.8%
8,660	Bank of America Corp.				$255,124
3,770	Citigroup, Inc.				270,460
1,310	JPMorgan Chase & Co.				147,820
4,760	US Bancorp				251,376
9,080	Wells Fargo & Co.				477,245
					1,402,025
	BEVERAGES - 0.8%
1,720	PepsiCo, Inc.				192,296

	BIOTECHNOLOGY - 1.8%
1,470	Amgen, Inc.				304,716
1,650	Gilead Sciences, Inc.				127,396
					432,112
	CHEMICALS - 1.9%
18,130	Olin Corp.				465,578

	COSMETICS / PERSONAL CARE - 0.8%
2,430	Procter & Gamble Co.				202,249

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
65,464	Arlington Asset Investment Corp.				611,434
113,213	Medley Management, Inc.				594,368
					1,205,802
	FOOD - 1.0%
2,260	JM Smucker Co.				231,899

	FOREST PRODUCTS & PAPER- 1.9%
9,530	International Paper Co.				468,399

	HOUSEWARES - 2.9%
35,030	Newell Brands, Inc.				711,109

	INVESTMENT COMPANIES - 14.2%
113,890	Apollo Investment Corp.				619,562
68,635	Ares Capital Corp.				1,179,836
49,390	Barings BDC, Inc.				494,394
46,760	Corporate Capital Trust, Inc.				713,558
80,952	Medley Capital Corp.				309,237
28,060	Oaktree Speciality Lending Corp.				139,178
					3,455,765
	IRON/STEEL - 1.6%
6,140	Nucor Corp.				389,583

	MEDIA - 1.1%
2,270	Walt Disney Co.				265,454

	OIL & GAS - 3.4%
3,250	Chevron Corp.				397,410
51,500	Nabors Industries Ltd.				317,240
1,780	Royal Dutch Shell PLC				121,289
					835,939
	PHARMACEUTICALS - 7.4%
4,910	Bristol-Myers Squibb Co.				304,813
2,330	Cardinal Health, Inc.				125,820
5,140	CVS Health Corp.				404,621
9,370	GlaxoSmithKline PLC				376,393
1,910	Johnson & Johnson				263,905
4,650	Merck & Co, Inc.				329,871
					1,805,423
	REITS - 8.7%
22,440	CBL & Associates Properties, Inc.				89,536
4,600	Gaming and Leisure Properties, Inc.				162,150
13,405	Global Medical REIT, Inc.				126,275
72,470	New Senior Investment Group, Inc.				427,573
14,700	Preferred Apartment Communities, Inc.				258,426
7,580	Senior Housing Properties Trust				133,105
66,500	Tremon Mortgage Trust *				781,375
6,157	Uniti Group, Inc.				124,063
					2,102,503
RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares					Value
	COMMON STOCKS - 79.2% (Continued)
	RETAIL - 3.0%
13,950	Bed Bath & Beyond, Inc.				$209,250
2,020	Kohl's Corp.				150,591
3,490	Macy's, Inc.				121,208
2,835	Target Corp.				250,075
					731,124
	SAVINGS & LOAN - 2.1%
48,080	New York Community Bancorp, Inc.				498,589

	SEMICONDUCTORS - 2.4%
4,980	Intel Corp.				235,504
18,290	Marvell Technology Group Ltd.				352,997
					588,501
	TELECOMMUNICATIONS - 11.5%
31,435	AT&T, Inc.				1,055,587
12,300	CenturyLink, Inc.				260,760
159,130	Nokia OYJ - ADR				887,945
12,070	Telefonica Brasil SA - ADR				117,441
59,830	Telefonica SA - ADR				470,264
					2,791,997
	TRANSPORTATION - 1.9%
40,500	Martin Midstream Partners LP				469,800

	TOTAL COMMON STOCKS (Cost $19,547,189)				19,246,147

	EXCHANGE TRADED FUNDS - 5.1%
	EQUITY FUNDS - 5.1%
68,850	Alerian MLP ETF				735,318
2,250	SPDR Gold Shares *				253,710
6,458	PROSHARES ULTRA VIX SHORT-TERM FUTURES *				237,654
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,182,701)				1,226,682
		Variable Rates	Coupon	Maturity
	PREFERRED STOCKS - 8.7%
	ELECTRIC - 1.3%
12,900	Spark Energy, Inc. **	US 3M + 6.578%	8.750%	Perpetual	304,698

	GAS - 1.3%
12,500	Global Partners LP **	US 3M + 6.774%	9.750%	Perpetual	320,562

	INVESTMENT COMPANIES - 5.5%
13,000	B Riley Financial, Inc.		7.375%	5/31/2023	338,000
18,000	B Riley Financial, Inc.		6.875%	9/30/2023	450,900
6,406	Great Elm Capital Corp.		6.750%	1/31/2025	160,727
12,000	Monroe Capital Corp.		5.750%	10/31/2023	299,040
3,760	Oaktree Capital Group LLC		6.550%	Perpetual	93,511
					1,342,178
	REAL ESTATE - 0.6%
6,900	Wheeler REIT, Inc.		8.750%	Perpetual	144,762

	TOTAL PREFERRED STOCKS (Cost - $2,081,225)				2,112,200

	SHORT-TERM INVESTMENTS - 2.9%
720,460	Federated Treasury Obligations Fund, Institutional Class, 1.92% ***				720,460
	TOTAL SHORT-TERM INVESTMENTS (Cost $720,460)				720,460

	TOTAL INVESTMENTS (Cost $23,531,575) - 95.9%				$23,305,489
	OTHER ASSETS LESS LIABILITIES - 4.1%				996,951
	NET ASSETS - 100.0%				$24,302,440

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund.
LP - Limited Partnership.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
US 3M - Three Month US Dollar LIBOR Interest Rate
* Non-Income Producing Security.
** Rate shown represents the rate at September 30, 2018 and is subject to change and resets quarterly.
*** Rate shown represents the rate at September 30, 2018 and is subject to change and resets daily.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 96.3%
	AGRICULTURE - 1.6%
1,163	KT&G Corp.	$109,039

	APPAREL - 0.8%
49,000	Pou Chen Corp. *	51,755

	BANKS - 13.8%
13,363	ABSA Group Ltd.	143,521
3,138	Bancolombia SA - ADR	130,917
75,935	Banco Santander Mexico SA *	118,727
3,662	Bank Pekao SA *	105,486
89,200	CIMB Group Holdings Bhd *	129,538
139,000	Gentera SAB de CV	140,604
57,036	Turkiye Garanti Bankasi AS	72,865
39,000	Yes Bank Ltd	98,805
		940,463
	BUILDING MATERIALS - 1.6%
50,100	Duratex SA *	111,897

	CHEMICALS - 1.8%
35,200	Mexichem SAB de CV	120,512

	COMPUTERS - 1.4%
136,000	Lenovo Group Ltd.	99,372

	DISTRIBUTION.WHOLESALE - 0.9%
296,000	Li & Fung Ltd.	66,170

	DIVERSIFIED FINANCIAL SERVICES - 7.3%
56,000	CITIC Securities Co. Ltd.	99,577
4,018	Samsung Securities Co. Ltd. *	118,267
143,041	Value Partners Group Ltd.	113,836
315,000	Yuanta Financial Holding Co. Ltd. *	166,099
		497,779
	ELECTRIC - 4.5%
3,264	CEZ AS	83,468
68,100	Cia Energetica de Minas Gerais *	119,724
20,285	Infraestructura Energetica Nova SAB de CV	100,807
		303,999
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
1,089	LS Industrial Systems Co Ltd. *	73,238

	ENERGY-ALTERNATE SOURCES - 1.7%
368,000	Xinyi Solar Holdings Ltd.	113,291

	ENGINEERING & CONSTRUCTION - 1.0%
40,400	Ecorodovias Infraestructura e Logistica SA *	71,226

	ENTERTAINMENT - 1.5%
9,907	OPAP SA	103,983

	FOOD - 3.1%
17,900	BRF SA *	97,111
494	Orion Corp/Republic of Korea	46,984
100,500	WH Group Ltd.	70,737
		214,832
	GAS - 3.7%
25,000	Beijing Enterprises Holdings Ltd	140,196
749,800	Perusahaan Gas Negara Persero Tbk	113,213
		253,409
	HEALTHCARE-PRODUCTS - 2.1%
144,000	Shandong Weigao Group Medical Polymer Co. Ltd.	142,191

	HEALTHCARE-SERVICES - 3.2%
69,881	Life Healthcare Group Holdings Ltd	121,367
55,703	Netcare Ltd	95,364
		216,731

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares			Value
	COMMON STOCKS - 96.3% (Continued)
	HOLDING COMPANIES-DIVERSIFIED - 5.3%
99,600	Alfa SAB de CV		$128,053
5,795	Imperial Holdings Ltd. *		71,714
56,668	KOC Holding AS *		160,189
			359,956
	INSURANCE - 1.7%
14,391	Liberty Holdings Ltd.*		114,772

	LEISURE TIME - 1.2%
2,100	Hero MotoCorp Ltd. *		84,975

	LODGING - 4.0%
6,854	Grand Korea Leisure Co. Ltd.		154,165
131,000	SJM Holdings Ltd.		121,155
			275,320
	MACHINERY-CONSTRUCTION & MINING - 3.1%
5,739	Doosan Bobcat, Inc. *		209,020

	MINING - 1.4%
157,080	Sibanye Gold Ltd. *		95,195

	OIL & GAS - 10.0%
10,103	Ecopetrol SA - ADR		272,074
52,187	Gran Tierra Energy, Inc. *		199,354
180,000	Kunlun Energy Co Ltd.		209,469
			680,897
	OIL & GAS SERVICES - 3.0%
180,800	China Oilfield Services Ltd		196,081

	REAL ESTATE - 2.3%
36,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes *		97,609
31,000	Hang Lung Properties Ltd.		60,587
			158,196
	REITS - 1.5%
75,800	Fibra Uno Administracion SA de CV		100,248

	RETAIL - 7.6%
16,638	Arcos Dorados Holdings, Inc.		103,988
59,600	Chow Tai Fook Jewellery Group Ltd.		61,288
694	CJ O Shopping Co. Ltd. *		155,161
509	E-MART, Inc.		95,215
17,113	Truworths International Ltd.		101,047
			516,699
	SEMICONDUCTORS - 1.7%
14,500	MediaTek, Inc.		117,062

	TELECOMMUNICATIONS - 2.4%
17,003	China Mobile Ltd.		167,568

	TOTAL COMMON STOCKS (Cost - $7,163,605)		6,565,876

	SHORT-TERM INVESTMENTS - 0.7%
47,806	Federated Treasury Obligations Fund, Institutional Class, 1.92% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $47,806)		47,806

	TOTAL INVESTMENTS - 97.0% (Cost - $7,211,411)		$6,613,682
	OTHER ASSETS LESS LIABILITIES - 3.0%		205,460
	NET ASSETS - 100.0%		$6,819,142

ADR - American Depositary Receipt.
BHD - Berhad.
* Non-income producing security.
** Rate shown represents the rate at September 30, 2018 and is subject to change and resets daily.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

As of September 30, 2018, the Fund's long-term holdings were divided among countries as follows:

Country			Percentage
Hong Kong			14.8%
South Korea			14.1%
South Africa			10.9%
Mexico			10.4%
China			9.5%
Brazil			7.3%
Columbia			5.9%
Taiwan			4.9%
Turkey			3.4%
Canada			2.9%
India			2.7%
Malaysia			1.9%
Indonesia			1.7%
Poland			1.7%
Uruguay			1.5%
Greece			1.5%
Czech Republic			1.2%
		Total Long-Term Holdings:	96.3%
Percentages in the above table are based on net assets of the Fund as of September 30, 2018.

RATIONAL HEDGED RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares						Value
	SHORT-TERM INVESTMENTS - 49.4%
7,018,032	Federated Treasury Obligations Fund, Institutional Class, 1.92% *					$7,018,032
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,018,032)					7,018,032

	TOTAL INVESTMENTS - 49.4% (Cost - $7,018,032)					$7,018,032
	OTHER ASSETS LESS LIABILITIES - 50.6%					7,182,211
	NET ASSETS - 100.0%					$14,200,243

Contracts ^		Counterparty	Notional Amount	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN ** - (0.2) %
	CALL OPTIONS WRITTEN - (0.1) %
189	S&P 500 Future Index, Maturing December 2018	Wedbush	142,222,500	10/5/2018	3,010	4,725
49	S&P 500 Future Index, Maturing December 2018	Wedbush	36,995,000	10/5/2018	3,020	1,225
32	S&P 500 Future Index, Maturing December 2018	Wedbush	24,200,000	10/5/2018	3,025	800
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $7,332)					$6,750

	PUT OPTIONS WRITTEN - (0.1) %
71	S&P 500 Future Index, Maturing December 2018	Wedbush	48,191,250	10/5/2018	2,715	15,087
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $17,750)					$15,087

	TOTAL WRITTEN OPTIONS (Premiums Received - $25,082)					$21,837

^ Each contract is equivalent to one futures contract.
* Rate shown represents the rate at September 30, 2018 and is subject to change and resets daily.
** Non-income producing security.

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 96.6%
	AIRLINES - 1.7%
7,984	Southwest Airlines Co.	$498,601

	APPAREL - 5.7%
7,588	Adidas AG	926,912
8,088	VF Corp.	755,824
		1,682,736
	BANKS- 1.5%
3,970	JPMorgan Chase & Co.	447,975

	BEVERAGES - 6.3%
9,237	Coca-Cola Co.	426,657
3,396	Constellation Brands, Inc.	732,246
12,147	Molson Coors Brewing Co. *	707,927
		1,866,830
	BIOTECHNOLOGY - 1.2%
1,743	Amgen, Inc.	361,306

	COMMERCIAL SERVICES - 1.9%
5,748	Square, Inc. *	569,110

	COMPUTERS - 2.7%
3,424	Apple, Inc.	786,478

	COSMETICS / PERSONAL CARE - 6.8%
4,169	Estee Lauder Cos, Inc.	605,839
14,335	L'Oreal SA - ADR	690,015
8,444	Procter & Gamble Co.	702,794
		1,998,648
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
3,199	Visa, Inc.	480,138

	ENTERTAINMENT - 2.5%
8,386	Live Nation Entertainment, Inc. *	456,785
4,162	Six Flags Entertainment Corp.	290,591
		747,376
	HEALTHCARE-SERVICES - 8.1%
2,830	Anthem, Inc.	775,562
4,375	Cigna Corp.	911,094
2,700	UnitedHealth Group, Inc.	718,308
		2,404,964
	HOME FURNISHINGS - 1.9%
7,548	Roku, Inc. *	551,230

	HOUSEHOLD PRODUCTS - 2.3%
6,000	Kimberly-Clark Corp.	681,840

	INTERNET - 5.5%
470	Alphabet, Inc. *	567,328
537	Amazon.com, Inc. *	1,075,611
		1,642,939
	LEISURE TIME - 1.6%
7,990	Norwegian Cruise Line Holdings Ltd. *	458,866

	MEDIA - 7.2%
19,376	Comcast Corp.	686,104
8,518	Viacom, Inc.	287,568
9,593	Walt Disney Co.	1,121,805
		2,095,477
	PHARMACEUTICALS - 9.1%
4,330	AbbVie, Inc.	409,531
12,142	Bristol-Myers Squibb Co.	753,775
7,434	Johnson & Johnson	1,027,156
11,175	Pfizer, Inc.	492,482
		2,682,944

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCKS - 96.6% (Continued)
	REITS - 1.9%
3,905	American Tower Corp.	$567,397

	RETAIL - 12.1%
3,243	Costco Wholesale Corp.	761,716
4,808	Home Depot, Inc.	995,977
7,211	RH *	944,713
8,904	Tapestry, Inc.	447,604
6,082	Walgreens Boots Alliance, Inc.	443,378
		3,593,388
	SEMICONDUCTORS - 2.2%
2,318	NVIDIA Corp.	651,404

	SOFTWARE - 7.8%
5,901	Activision Blizzard, Inc.	490,904
1,683	Adobe Systems, Inc. *	454,326
5,273	Microsoft Corp.	603,073
5,513	Take-Two Interactive Software, Inc. *	760,739
		2,309,042
	TELECOMMUNICATIONS - 2.3%
13,074	Verizon Communications, Inc.	698,021

	TEXTILES - 2.7%
4,515	Mohawk Industries, Inc. *	791,705

	TOTAL COMMON STOCKS (Cost $25,987,305)	28,568,415

	SHORT-TERM INVESTMENTS - 10.1%
2,994,959	Federated Treasury Obligations Fund, Institutional Class, 1.92% **	2,994,959
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,994,959)	2,994,959

	TOTAL INVESTMENTS (Cost $28,982,264) - 106.7%	$31,563,374
	LIABILITIES LESS OTHER ASSETS - (6.7)%	(1,986,260)
	NET ASSETS - 100.0%	$29,577,114

* Non-income producing security.
** Rate shown represents the rate at September 30, 2018, and is subject to change and resets daily.

RATIONAL DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCK - 76.3%
	BANKS - 5.6%
5,160	Bank of America Corp.	$152,014
2,250	Citigroup, Inc.	161,415
700	JPMorgan Chase & Co.	78,988
2,905	US Bancorp	153,413
5,450	Wells Fargo & Co	286,452
		832,282
	BEVERAGES - 0.7%
990	PepsiCo, Inc.	110,682

	BIOTECHNOLOGY - 1.7%
850	Amgen, Inc.	176,197
990	Gilead Sciences, Inc.	76,438
		252,635
	CHEMICALS - 1.9%
10,880	Olin Corp.	279,398

	COSMETICS/PERSONAL CARE - 0.8%
1,395	Procter & Gamble Co.	116,106

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
39,030	Arlington Asset Investment Corp.	364,540
53,887	Medley Management, Inc.	282,907
		647,447
	FOOD - 0.9%
1,380	JM Smucker Co.	141,602

	FOREST PRODUCTS & PAPERS - 1.9%
5,830	International Paper Co.	286,545

	HOUSEWARES - 2.9%
21,260	Newell Brands, Inc.	431,578

	INVESTMENT COMPANIES - 14.3%
70,090	Apollo Investment Corp.	381,290
41,995	Ares Capital Corp.	721,894
29,630	Barings BDC, Inc.	296,596
28,590	Corporate Capital Trust, Inc.	436,283
52,870	Medley Capital Corp.	201,963
15,940	Oaktree Specialty Lending Corp.	79,062
		2,117,088
	IRON/STEEL- 1.2%
2,800	Nucor Corp.	177,660

	MEDIA - 1.1%
1,375	Walt Disney Co.	160,793

	OIL & GAS - 3.5%
2,000	Chevron Corp.	244,560
31,700	Nabors Industries Ltd.	195,272
1,070	Royal Dutch Shell PLC - ADR	72,910
		512,742
	PHARMACEUTICALS - 6.9%
2,810	Bristol-Myers Squibb Co.	174,445
1,400	Cardinal Health, Inc.	75,600
2,450	CVS Health Corp.	192,864
5,770	GlaxoSmithKline PLC - ADR	231,781
1,165	Johnson & Johnson	160,968
2,645	Merck & Co., Inc.	187,636
		1,023,294
	REITS - 8.2%
12,870	CBL & Associates Properties, Inc.	51,351
2,450	Gaming and Leisure Properties, Inc.	86,363
8,175	Global Medical REIT, Inc.	77,009
41,170	New Senior Investment Group, Inc.	242,903
8,830	Preferred Apartment Communities, Inc.	155,231
4,350	Senior Housing Properties Trust	76,386
38,000	Tremont Mortgage Trust *	446,500
3,754	Uniti Group, Inc. *	75,643
		1,211,386

RATIONAL DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares					Value
	COMMON STOCK - 76.3% (Continued)
	RETAIL - 2.8%
8,050	Beth Bath & Beyong, Inc.				$120,750
1,150	Kohl's Corp.				85,732
2,000	Macy's, Inc.				69,460
1,630	Target Corp.				143,782
					419,724
	SAVINGS & LOAN - 2.0%
28,870	New York Community Bancorp, Inc.				299,382

	SEMICONDUCTORS - 2.4%
2,860	Intel Corp.				135,249
11,200	Marvell Technology Group Ltd.				216,160
					351,409
	TELECOMMUNICATIONS - 11.3%
19,170	AT&T, Inc.				643,729
6,850	CenturyLink, Inc.				145,220
95,530	Nokia OYJ - ADR				533,057
7,370	Telefonica SA - ADR				71,710
36,570	Telefonica SA				287,440
					1,681,156
	TRANSPORTATION - 1.8%
23,210	Martin Midstream Partners LP				269,236

	TOTAL COMMON STOCK (Cost - $11,442,050)				11,322,145

	EXCHANGE TRADED FUNDS - 5.0%
41,985	Alerian MLP ETF				448,400
3,922	Proshares Ultra VIX Short-Term *				144,330
1,350	SPDR Gold Shares *				152,226
	TOTAL EXCHANGE TRADED FUNDS (Cost - $714,522)				744,956

		Variable Rate	Interest Rate (%)	Maturity
	PREFERRED STOCK - 9.9%
	ELECTRIC - 1.1%
6,700	Spark Energy, Inc. **	US 3M + 6.58%	8.7500	Perpetual	158,254

	GAS - 1.3%
7,500	Globla Partners LP **	US 3M + 6.77%	9.7500	Perpetual	192,337

	INVESMENT COMPANIES - 6.9%
7,000	B Riley Financial, Inc.		7.3750	5/31/2023	182,000
12,000	B Riley Financial, Inc.		6.8750	9/30/2023	300,600
6,700	Great Elm Capital Corp.		6.7500	1/31/2025	168,103
8,000	Monroe Capital Corp.		5.7500	10/31/2023	199,360
7,000	Oaktree Capital Cop.		6.5500	Perpetual	174,090
					1,024,153
	REIT - 0.6%
4,200	Wheeler REIT, Inc.		8.7500	Perpetual	88,116

	TOTAL PREFERRED STOCK (Cost - $1,443,475)				1,462,860

	SHORT-TERM INVESTMENTS - 4.9%
723,015	Federated Treasury Obligations Fund, Institutional Class, 1.92% ***				723,015
	TOTAL SHORT-TERM INVESTMENTS (Cost $723,015)				723,015

	TOTAL INVESTMENTS - 96.1% (Cost - $14,323,062)				$14,252,976
	OTHER ASSETS LESS LIABILITIES - 3.9%				584,009
	NET ASSETS - 100.0%				$14,836,985

ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
US 3M - Three Month US Dollar LIBOR interest rate.
* Non-income producing security.
** Rate shown represents the rate at September 30, 2018 and is subject to change and resets quarterly.
*** Rate shown represents the rate at September 30, 2018 and is subject to change and resets daily.

RATIONAL INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCK - 99.5%
	AEROSPACE - 5.4%
19,700	Heico Corp.	$1,824,417

	BEVERAGES - 2.4%
14,300	Monster Beverage Corp. *	833,404

	BUILDING MATERIALS - 4.5%
7,000	Lennox International, Inc.	1,528,800

	COMMERICIAL SERVICES - 21.4%
12,500	Global Payments, Inc.	1,592,500
29,100	IHS Markit Ltd. *	1,570,236
17,600	Paypal Holdings, Inc. *	1,545,984
7,600	S&P Global, Inc.	1,484,964
11,300	Total System Services, Inc.	1,115,762
		7,309,446
	HEALTHCARE-PRODUCTS - 11.6%
4,200	Align Technology, Inc. *	1,643,124
6,500	IDEXX Laboratories, Inc. *	1,622,790
3,800	Stryker Corp.	675,184
		3,941,098
	HEALTHCARE-SERVICES - 4.7%
11,100	Centene Corp. *	1,607,058

	INTERNET - 10.1%
19,400	GoDaddy, Inc. *	1,617,766
3,100	Palo Alto Networks, Inc. *	698,306
5,000	Stamps.com, Inc. *	1,131,000
		3,447,072
	MACHINERY - 4.5%
5,200	Roper Technologies, Inc.	1,540,292

	RETAIL - 8.3%
6,400	Home Depot, Inc.	1,325,760
4,300	O'Reilly Automotive, Inc. *	1,493,476
		2,819,236
	SOFTWARE - 26.6%
7,300	Adobe Systems, Inc. *	1,970,635
6,300	Fair Isaac Corp. *	1,439,865
19,800	Fiserv, Inc. *	1,631,124
2,400	Paycom Software, Inc. *	372,984
8,700	ServiceNow, Inc. *	1,701,981
18,100	Veeva Systems, Inc. *	1,970,547
		9,087,136

	TOTAL COMMON STOCK (Cost - $28,481,539)	33,937,959

	SHORT-TERM INVESTMENTS - 0.6%
221,437	Federated Treasury Obligations Fund, Institutional Class, 1.92% **	221,437
	TOTAL SHORT-TERM INVESTMENTS (Cost - $221,437)	221,437

	TOTAL INVESTMENTS - 100.1% (Cost - $28,702,976)	$34,159,396
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(48,880)
	NET ASSETS - 100.0%	$34,110,516

* Non-income producing security.
** Rate shown represents the rate at September 30, 2018 and it is subject to change and resets daily.

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	MUTUAL FUNDS - 76.2%
	ASSET ALLOCATION FUNDS - 13.4%
230,795	Rational Risk Managed Emerging Markets Fund, Institutional Class +	$1,518,627

	DEBT FUNDS - 37.8%
77,420	Catalyst Insider Income Fund, Institutional Class +	731,617
156,156	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +	1,478,799
201,818	Rational Income Opportunities Fund, Institutional Class +	2,058,529
		4,268,945
	EQUITY FUNDS - 25.0%
22,401	Catalyst Buyback Strategy Fund, Institutional Class +	256,210
12,960	Catalyst Insider Buying Fund, Institutional Class +	266,232
16,523	Catalyst IPOx Allocation Fund, Institutional Class +	262,201
153,095	Catalyst MLP & Infrastructure Fund, Institutional Class +	832,806
29,994	Rational Dynamic Brands Fund, Institutional Class +	1,211,174
		2,828,623

	TOTAL MUTUAL FUNDS (Cost - $8,738,391)	8,616,195

	EXCHANGE TRADED FUNDS - 22.1%
	EQUITY FUNDS - 22.1%
28,343	Ecological Strategy ETF +	1,251,627
43,000	Strategy Shares NASDAQ 7 Handl Index ETF +	1,036,300
5,069	US Market Rotation Strategy ETF +	207,221
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,042,375)	2,495,148

	SHORT-TERM INVESTMENTS - 1.8%
207,654	Federated Treasury Obligations Fund, Institutional Class, 1.92% *	207,654
	TOTAL SHORT-TERM INVESTMENTS (Cost - $207,654)	207,654

	TOTAL INVESTMENTS - 100.1% (Cost - $10,988,420)	$11,318,997
	OTHER ASSETS LESS LIABILITIES - (0.1) %	(17,115)
	NET ASSETS - 100.0%	$11,301,882

ETF - Exchange Traded Fund.
+ Investment in affiliate.
* Rate shown represents the rate at September 30, 2018, and is subject to change and resets daily.

RATIONAL/ RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares					Value
	SHORT-TERM INVESTMENTS - 89.8%
22,237,100	Fidelity Institutional Government Portfolio , Institutional Class, 1.96% * +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $22,237,100)				$22,237,100

	TOTAL INVESTMENTS - 89.8% (Cost - $22,237,100)				$22,237,100
	OTHER ASSETS LESS LIABILITIES - 10.2%				2,515,214
	NET ASSETS - 100.0%				$24,752,314

* Rate shown represents the rate at September 30, 2018, and is subject to change and resets daily.
+ All or a portion of this investment is a holding of the RRAA Fund Limited.

					Unrealized
Long Contracts		Counterparty	Notional Amount ($)	Maturity	Appreciaion / (Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.2%
161	DJ US Real Estate	RJ O'Brien	5,119,800	December-18	(24,170)
16	Japanese Yen Currency Future	RJ O'Brien	1,770,800	December-18	(14,163)
15	Nikkei 225 (CME)	RJ O'Brien	1,813,875	December-18	21,800
169	S&P 500 Emini Future	RJ O'Brien	24,665,550	December-18	41,195
31	US 10 YR Note (CBT)	RJ O'Brien	3,682,219	December-18	(33,539)
5	US Long Bond (CBT)	RJ O'Brien	702,500	December-18	(19,813)
28	WTI Crude Future +	RJ O'Brien	2,051,000	November-18	79,030
	Total Unrealized Appreciation/Depreciation from Open Futures Contracts				$50,340

+ All or a portion of this investment is a holding of the RDMF Fund, Ltd.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 96.8%
	AEROSPACE/DEFENSE - 0.5%
400	United Technologies Corp. +	$55,924

	AGRICULTURE - 1.5%
2,600	Altria Group, Inc. +	156,806

	AIRLINES - 0.6%
1,100	Delta Air Lines, Inc. +	63,613

	AUTO MANUFACTURERS - 1.1%
1,600	PACCAR, Inc. +	109,104

	BANKS - 8.8%
2,800	Citigroup, Inc. +	200,872
700	First Republic Bank +	67,200
2,000	Jp Morgan Chase & Co. +	225,680
3,100	Toronto-Dominion Bank +	188,480
4,200	US Bancorp +	221,802
		904,034
	BEVERAGES - 0.7%
1,600	Coca-Cola Co. +	73,904

	CHEMICALS - 2.0%
2,000	LyondellBasell Industries NV +	205,020

	COMMERCIAL SERVICES - 1.9%
300	FleetCor Technologies, Inc. + *	68,352
1,200	Worldpay, Inc. + *	121,524
		189,876
	COMPUTERS - 9.2%
200	Apple, Inc. +	45,148
5,100	Cognizant Technology Solutions Corp. +	393,465
3,300	International Business Machines Corp. +	498,993
		937,606
	COSMETICS/PERSONAL CARE - 3.1%
4,800	Colgate-Palmolive Co. +	321,360

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
900	Intercontinental Exchange, Inc. +	67,401
1,100	TD Ameritrade Holding Corp. +	58,113
		125,514
	ELECTRIC - 4.8%
1,500	Dominion Energy, Inc. +	105,420
1,600	Sempra Energy +	182,000
4,600	Southern Co. +	200,560
		487,980
	ELECTRONICS - 1.7%
700	Fortive Corp. +	58,940
1,300	TE Connectivity Ltd. +	114,309
		173,249
	FOOD - 1.3%
1,000	General Mills, Inc. +	42,920
2,000	Mondelez International, Inc. +	85,920
		128,840
	HAND / MACHINE TOOLS - 1.1%
800	Stanley Black & Decker, Inc. +	117,152

	HEALTHCARE-PRODUCTS - 1.0%
1,000	Medtronic PLC +	98,370

	HEALTHCARE-SERVICES - 2.9%
600	Laboratory Corp of America Holdings + *	104,208
1,500	Universal Health Services, Inc. +	191,760
		295,968
RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCK S- 96.8% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 3.0%
2,700	Kimberly-Clark Corp. +	$306,828

	INSURANCE - 2.6%
800	Allstate Corp. +	78,960
1,200	Aon PLC +	184,536
		263,496
	INTERNET - 2.4%
200	Alphabet, Inc. * +	241,416

	MACHINERY - DIVERSIFIED - 0.6%
300	Rockwell Automation, Inc. +	56,256

	MEDIA - 5.9%
6,600	Comcast Corp. +	233,706
3,200	Walt Disney Co. +	374,208
		607,914
	MINING - 3.1%
10,600	Newmont Mining Corp.	320,120

	MISCELLANEOUS MANUFACTURING - 3.7%
1,500	Eaton Corp. PLC +	130,095
2,400	Ingersoll-Rand PLC +	245,520
		375,615
	OIL & GAS - 5.8%
1,400	Chevron Corp. +	171,192
4,200	Exxon Mobil Corp. +	357,084
800	Marathon Petroleum Corp. +	63,976
		592,252
	OIL & GAS SERVICES - 0.4%
600	Schlumberger Ltd. +	36,552

	PHARMACEUTICALS - 9.1%
900	AbbVie, Inc. +	85,122
1,700	CVS Health Corp. +	133,824
3,700	Johnson & Johnson +	511,229
2,800	Merck & Co., Inc. +	198,632
		928,807
	REITS - 4.4%
5,800	Realty Income Corp. +	329,962
1,900	Welltower, Inc. +	122,208
		452,170
	RETAIL - 2.3%
1,900	Starbucks Corp. +	107,996
1,700	Walgreens Boots Alliance, Inc. +	123,930
		231,926
	SEMICONDUCTORS - 1.0%
400	Broadcom, Inc. +	98,692

	SOFTWARE - 0.6%
600	Fidelity National Information Services, Inc. +	65,442

	TELECOMMUNICATIONS - 5.4%
1,100	Arista Networks, Inc. * +	292,446
1,800	T-Mobile US, Inc. * +	126,324
2,500	Verizon Communications, Inc. +	133,475
		552,245
	TOYS & GAMES - 2.9%
2,800	Hasbro, Inc. +	294,336

	TRANSPORTATION - 0.2%
100	FedEx Corp. +	24,079

	TOTAL COMMON STOCKS (Cost - $9,703,152)	9,892,466

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Contracts ^		Notional Amount ($)	Expiration Date	Exercise Price ($)	Value
	PUT OPTIONS PURCHASED - 1.5%
70	S&P 500 Futures Index, Maturing December 2018	42,875,000	10/19/2018	2,450.00	$6,300
20	S&P 500 Futures Index, Maturing December 2018	14,050,000	10/19/2018	2,810.00	11,900
70	S&P 500 Futures Index, Maturing December 2018	45,500,000	11/16/2018	2,600.00	40,250
30	S&P 500 Futures Index, Maturing December 2018	16,125,000	12/20/2019	2,150.00	95,850
	TOTAL PUT OPTIONS PURCHASED (Premiums Received - $237,140)				154,300
Shares
	SHORT TERM INVESTMENT - 7.1%
724,382	Fidelity Institutional Government Portfolio - Institutional Class, 1.96% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $724,382)				$724,382

	TOTAL INVESTMENTS - 105.4% (Cost - $10,664,674)				$10,771,148
	LIABILITIES LESS OTHER ASSETS - (5.4) %				(549,797)
	NET ASSETS - 100.0%				$10,221,351

Contracts ^		Counter party	Notional Amount (S)	Expiration Date	Exercise Price ($)	Value
	CALL OPTIONS WRITTEN * - (5.1) %
3	AbbVie, Inc.	Credit Suisse	30,000	1/18/2019	100.00	$774
6	AbbVie, Inc.	Credit Suisse	57,000	1/18/2019	95.00	2,850
8	Allstate Corp.	Credit Suisse	80,000	1/18/2019	100.00	2,320
1	Alphabet, Inc.	Credit Suisse	120,000	1/18/2019	1,200.00	6,760
1	Alphabet, Inc.	Credit Suisse	122,000	1/18/2019	1,220.00	5,600
7	Altria Group, Inc.	Credit Suisse	42,000	1/18/2019	60.00	2,016
11	Altria Group, Inc.	Credit Suisse	68,750	1/18/2019	62.50	1,859
8	Altria Group, Inc.	Credit Suisse	50,000	3/15/2019	62.50	1,904
12	Aon PLC	Credit Suisse	174,000	1/18/2019	145.00	14,112
2	Apple, Inc.	Credit Suisse	34,000	1/18/2019	170.00	11,290
4	Arista Networks, Inc.	Credit Suisse	120,000	1/18/2019	300.00	4,008
1	Arista Networks, Inc.	Credit Suisse	32,000	1/18/2019	320.00	540
6	Arista Networks, Inc.	Credit Suisse	180,000	3/15/2019	300.00	9,906
2	Broadcom Ltd.	Credit Suisse	48,000	1/18/2019	240.00	3,706
2	Broadcom Ltd.	Credit Suisse	50,000	1/18/2019	250.00	2,568
14	Chevron Corp.	Credit Suisse	168,000	3/15/2019	120.00	10,010
14	Citigroup, Inc.	Credit Suisse	98,000	6/21/2019	70.00	9,912
14	Citigroup, Inc.	Credit Suisse	108,500	6/21/2019	77.50	5,040
16	Coca-Cola Co.	Credit Suisse	75,200	1/18/2019	47.00	1,408
22	Cognizant Technology Solutions	Credit Suisse	181,500	4/18/2019	82.50	6,105
29	Cognizant Technology Solutions	Credit Suisse	232,000	1/18/2019	80.00	6,598
33	Cognizant Technology Solutions	Credit Suisse	231,000	1/18/2019	70.00	4,092
15	Colgate-Palmolive Co.	Credit Suisse	108,750	5/17/2019	72.50	2,460
66	Comcast Corp.	Credit Suisse	247,500	1/18/2019	37.50	6,270
7	CVS Health Corp.	Credit Suisse	50,750	1/18/2019	72.50	5,705
10	CVS Health Corp.	Credit Suisse	77,500	1/18/2019	77.50	4,840
11	Delta Air Lines, Inc.	Credit Suisse	66,000	12/21/2018	60.00	1,804
15	Dominion Energy, Inc.	Credit Suisse	105,000	1/18/2019	70.00	3,465
15	Eaton Corp. PLC	Credit Suisse	120,000	1/18/2019	80.00	11,925
24	Exxon Mobil Corp.	Credit Suisse	192,000	1/18/2019	80.00	14,880
18	Exxon Mobil Corp.	Credit Suisse	144,000	6/21/2019	80.00	13,455
1	FedEx Corp.	Credit Suisse	25,000	1/18/2019	250.00	720
6	Fidelity National Information	Credit Suisse	63,000	1/18/2019	105.00	4,035
7	First Republic Bank	Credit Suisse	73,500	2/15/2019	105.00	1,225
3	FleetCor Technologies, Inc.	Credit Suisse	66,000	1/18/2019	220.00	5,160
7	Fortive Corp.	Credit Suisse	59,500	3/15/2019	85.00	3,150
10	General Mills, Inc.	Credit Suisse	50,000	1/18/2019	50.00	230
28	Hasbro, Inc.	Credit Suisse	294,000	1/18/2019	105.00	17,024
12	Ingersoll-Rand PLC	Credit Suisse	114,000	1/18/2019	95.00	11,580
12	Ingersoll-Rand PLC	Credit Suisse	117,000	3/15/2019	97.50	10,380
9	Intercontinental Exchange, Inc.	Credit Suisse	69,750	12/21/2018	77.50	1,431
14	International Business Machine	Credit Suisse	210,000	6/21/2019	150.00	13,538

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Contracts ^		Counter party	Notional Amount (S)	Expiration Date	Exercise Price ($)	Value
	CALL OPTIONS WRITTEN * - (5.1) % (Continued)
19	International Business Machine	Credit Suisse	285,000	1/17/2020	150.00	$25,175
18	Johnson & Johnson	Credit Suisse	243,000	1/18/2019	135.00	11,790
19	Johnson & Johnson	Credit Suisse	247,000	6/21/2019	130.00	25,460
20	JPMorgan Chase & Co.	Credit Suisse	240,000	3/15/2019	120.00	6,100
12	Kimberly-Clark Corp.	Credit Suisse	138,000	1/18/2019	115.00	5,160
15	Kimberly-Clark Corp.	Credit Suisse	180,000	4/18/2019	120.00	5,775
4	Laboratory Corp of America	Credit Suisse	70,000	2/15/2019	175.00	3,160
2	Laboratory Corp of America	Credit Suisse	37,000	2/15/2019	185.00	760
20	Lyondell Basell Industries NV	Credit Suisse	230,000	3/15/2019	115.00	3,920
8	Marathon Petroleum Corp.	Credit Suisse	68,000	10/19/2018	85.00	576
10	Medtronic PLC	Credit Suisse	90,000	1/18/2019	90.00	9,700
28	Merck & Co, Inc.	Credit Suisse	182,000	6/21/2019	65.00	22,764
20	Mondelez International, Inc.	Credit Suisse	84,000	1/18/2019	42.00	4,540
16	PACCAR, Inc.	Credit Suisse	101,120	1/18/2019	63.20	11,040
34	Realty Income Corp.	Credit Suisse	195,500	1/18/2019	57.50	5,066
20	Realty Income Corp.	Credit Suisse	115,000	3/15/2019	57.50	3,700
4	Realty Income Corp.	Credit Suisse	24,000	3/15/2019	60.00	340
3	Rockwell Automation, Inc.	Credit Suisse	57,000	1/18/2019	190.00	2,280
6	Schlumberger Ltd.	Credit Suisse	42,000	6/21/2019	70.00	930
16	Sempra Energy	Credit Suisse	192,000	1/18/2019	120.00	2,680
46	Southern Co.	Credit Suisse	211,600	2/15/2019	46.00	3,036
4	Stanley Black & Decker, Inc.	Credit Suisse	62,000	1/18/2019	155.00	1,620
4	Stanley Black & Decker, Inc.	Credit Suisse	62,000	4/18/2019	155.00	2,708
9	Starbucks Corp.	Credit Suisse	47,250	1/18/2019	52.50	4,653
10	Starbucks Corp.	Credit Suisse	55,000	1/18/2019	55.00	3,500
11	TD Ameritrade Holding Corp.	Credit Suisse	66,000	1/18/2019	60.00	688
13	TE Connectivity Ltd.	Credit Suisse	123,500	1/18/2019	95.00	1,690
18	T-Mobile US, Inc.	Credit Suisse	121,500	1/18/2019	67.50	10,710
31	Toronto-Dominion Bank	Credit Suisse	186,000	1/18/2019	60.00	6,882
4	United Parcel Service, Inc.	Credit Suisse	44,000	1/18/2019	110.00	3,560
4	United Technologies Corp.	Credit Suisse	56,000	1/18/2019	140.00	2,480
4	Universal Health Services, Inc.	Credit Suisse	52,000	1/18/2019	130.00	2,080
8	Universal Health Services, Inc.	Credit Suisse	108,000	1/18/2019	135.00	2,480
3	Universal Health Services, Inc.	Credit Suisse	40,500	4/18/2019	135.00	1,680
21	US Bancorp USB	Credit Suisse	110,250	1/18/2019	52.50	4,851
21	US Bancorp USB	Credit Suisse	115,500	3/15/2019	55.00	3,234
25	Verizon Communications, Inc.	Credit Suisse	125,000	1/18/2019	50.00	9,500
12	Walgreens Boots Alliance, Inc.	Credit Suisse	81,000	1/18/2019	67.50	8,844
5	Walgreens Boots Alliance, Inc.	Credit Suisse	35,000	1/18/2019	70.00	2,700
7	Walt Disney Co.	Credit Suisse	80,500	1/18/2019	115.00	3,955
12	Walt Disney Co.	Credit Suisse	138,000	6/21/2019	115.00	11,760
13	Walt Disney Co.	Credit Suisse	156,000	6/21/2019	120.00	9,347
19	Welltower, Inc.	Credit Suisse	114,000	12/21/2018	60.00	8,303
12	Worldplay, Inc.	Credit Suisse	114,000	2/15/2019	95.00	12,180
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $414,314)					$520,011

PLC - Public Limited Company
+ All or a portion of the security is held as collateral for call options.
* Non-income producing securities.
** Rate shown represents the rate at September 30, 2018, and is subject to change and resets daily.
^ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

RATIONAL INCOME OPPORTUNITIES
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Principal Amount $		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 70.8%
	ASSET BACKED - 70.8%
100,000	Bear Sterns Commercial Mortgage Securities Trust 2005-TOP20 (a) ^	5.2619	10/12/2042	$83,426
263,000	BX Trust 2018-MCSF (a,b) ^	4.8049	4/15/2035	261,366
45,741	CD Commercial Mortgage Trust 2017-CD3 (a)	4.7139	2/10/2050	46,180
100,000	CFCRE Commercial Mortgage Trust 2016-C3 (b) ^	2.8020	1/10/2048	55,110
123,000	CGGS Commercial Mortgage Trust 2018-WSS (a,b)	4.4584	2/15/2020	124,062
175,000	Commercial Mortgage Trust 2012-CCRE1	4.6120	5/15/2045	177,970
795,543	Commercial Mortgage Trust 2012-CCRE1 (a)	2.0477	5/15/2045	44,019
20,000	Commercial Mortgage Trust 2012-CCRE2	3.1470	8/15/2045	19,830
17,696	Commercial Mortgage Trust 2012-CR4	1.8010	10/15/2045	17,348
1,041,537	Commercial Mortgage Trust 2013-CCRE7 (a)	1.3373	4/10/2023	42,937
153,000	Commercial Mortgage Trust 2013-LC13 (a,b)	5.4496	8/10/2046	147,572
54,000	Commercial Mortgage Trust 2014-CCRE20	3.3260	11/10/2047	53,358
230,000	FREMF Mortgage Trust 2015-K50 (a,b)	3.9083	10/25/2048	218,914
170,000	FREMF Mortgage Trust 2016-K52 (a,b)	4.0572	1/25/2049	161,199
250,000	GS Mortgage Securities Trust 2012-GCJ7 (a,b)	5.0000	5/10/2045	174,799
167,764	GS Mortgage Securities Trust 2014-GC18 (a,b)	5.1078	1/10/2047	153,744
240,000	GS Mortgage Securities Trust 2014-GC22 (a)	4.8458	6/10/2047	239,313
100,000	GS Mortgage Securities Trust 2014-GC24 (a,b)	4.6627	9/10/2047	88,794
261,000	GS Mortgage Securities Trust 2014-GC26 (a,b)	4.6591	11/10/2047	228,386
170,000	GS Mortgage Securities Trust 2015-GC34	2.9790	10/10/2048	138,042
500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 (a,b) ^	4.0000	8/15/2046	320,057
200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 (a,b)	5.3117	5/15/2045	178,092
121,161	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX (a,b)	5.1909	6/15/2045	111,659
100,000	JPMBB Commercial Mortgage Securities Trust 2013-C17 (a,b)	5.0504	1/15/2047	99,741
1,793,981	JPMBB Commercial Mortgage Securities Trust 2014-C19 (a)	1.2775	4/15/2047	33,949
10,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.1760	8/15/2045	9,916
1,064,704	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 (a)	1.1319	12/15/2048	36,755
118,636	Starwood Retail Property Trust 2014-STAR (a,b)	5.4084	11/15/2027	115,223
130,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 (a)	4.6937	9/15/2058	128,717
15,000	WF-RBS Commercial Mortgage Trust 2013-C12 (a,b)	4.5621	3/15/2048	13,867
99,915	WF-RBS Commercial Mortgage Trust 2014-C20	3.0360	5/15/2047	99,941
	TOTAL ASSET BACKED SECURITIES (Cost - $3,582,474)			3,624,286

Shares
	REITS - 2.4%
4,500	AGNC Investment Corp.			83,835
1,500	Armada Hoffler Properties, Inc.			22,665
500	JBG Smith Properties			18,415
	TOTAL REITS (Cost - $126,994)			124,915

	SHORT-TERM INVESTMENTS - 32.4%
1,657,859	Federated Treasury Obligations Fund, Institutional Class, 1.92% *			1,657,859
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,657,859)

	TOTAL INVESTMENTS (Cost $5,367,327) - 105.6%
	LIABILITIES LESS OTHER ASSETS- (5.6) %			$5,407,060
	NET ASSETS - 100.0%			(284,740)
				$5,122,320
REIT - Real Estate Investment Trust
* Rate shown represents the rate at September 30, 2018, and is subject to change and resets daily.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2018, these securities amounted to $2,452,585 or 47.9% of net assets.

^ The Advisor determined these securities are illiquid; total illiquid securities represent 14.10% of net assets.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Value
	COMMON STOCKS - 72.7%
	ADVERTISING - 0.2%
1,623	Interpublic Group of Cos., Inc.	$37,118
17	Omnicom Group, Inc.	1,156
		38,274
	AEROSPACE/DEFENSE - 2.3%
19	Arconic, Inc.	418
327	Boeing Co.	121,611
166	General Dynamics Corp.	33,983
8	Lockheed Martin Corp.	2,768
4	Northrop Grumman Corp.	1,269
227	Raytheon Co.	46,912
731	Rockwell Collins, Inc.	102,684
449	United Technologies Corp.	62,775
		372,420
	AGRICULTURE - 0.3%
115	Altria Group, Inc.	6,936
608	Archer-Daniels-Midland Co.	30,564
224	British American Tobacco PLC - ADR	10,445
41	Philip Morris International, Inc.	3,343
		51,288
	AIRLINES - 0.8%
19	Alaska Air Group, Inc.	1,308
78	Delta Air Lines, Inc.	4,511
45	JetBlue Airways Corp.*	871
102	Southwest Airlines Co.	6,370
1,352	United Continental Holdings, Inc. *	120,409
		133,469
	APPAREL - 1.6%
335	Hanesbrands, Inc.	6,174
58	Michael Kors Holdings Ltd. *	3,976
1,174	NIKE, Inc.	99,461
13	PVH Corp.	1,877
103	Ralph Lauren Corp.	14,168
506	Skechers U.S.A., Inc. *	14,133
1,357	VF Corp.	126,812
		266,601
	AUTO MANUFACTURERS - 0.2%
1,833	Ford Motor Co.	16,955
296	General Motors Co.	9,966
		26,921
	AUTO PARTS & EQUIPMENT - 0.0%
26	APTIV PLC	2,181
39	BorgWarner, Inc.	1,668
43	Goodyear Tire & Rubber Co.	1,006
		4,855
	BANKS - 8.9%
4,512	Bank of America Corp.	132,923
1,810	Bank of New York Mellon Corp.	92,292
1,932	BB&T Corp.	93,779
831	Capital One Financial Corp.	78,887
550	Citigroup, Inc.	39,457
2,007	Citizens Financial Group, Inc.	77,410
959	Comerica, Inc.	86,502
3,588	Fifth Third Bancorp	100,177
68	Goldman Sachs Group, Inc.	15,248
3,089	Huntington Bancshares, Inc.	46,088
912	JPMorgan Chase & Co.	102,910
284	KeyCorp	5,649
129	M&T Bank Corp.	21,226
1,930	Morgan Stanley	89,880
72	Northern Trust Corp.	7,353
899	PNC Financial Services Group, Inc.	122,435

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	BANKS - 8.9% (Continued)
6,217	Regions Financial Corp.	$114,082
913	State Street Corp.	76,491
912	SunTrust Banks, Inc.	60,912
605	Wells Fargo & Co.	31,799
1,253	Zions Bancorporation	62,838
		1,458,338
	BEVERAGES - 1.3%
2,368	Coca-Cola Co.	109,378
20	Constellation Brands, Inc.	4,312
1,895	Keurig Dr Pepper, Inc.	43,907
97	Molson Coors Brewing Co.	5,965
347	Monster Beverage Corp. *	20,223
318	PepsiCo, Inc.	35,552
		219,337
	BIOTECHNOLOGY - 0.8%
54	Alexion Pharmaceuticals, Inc. *	7,507
7	Amgen, Inc.	1,451
75	Biogen, Inc. *	26,498
239	BioMarin Pharmaceutical, Inc. *	23,176
65	Bluebird Bio, Inc. *	9,490
45	Celgene Corp. *	4,027
137	Gilead Sciences, Inc.	10,578
33	Illumina, Inc. *	12,113
248	Incyte Corp. *	17,132
2	Regeneron Pharmaceuticals, Inc. *	808
7	United Therapeutics Corp. *	895
104	Vertex Pharmaceuticals, Inc. *	20,045
		133,720
	BUILDING MATERIALS - 0.4%
268	Johnson Controls International plc	9,380
142	Martin Marietta Materials, Inc.	25,837
743	Masco Corp.	27,194
19	Vulcan Materials Co.	2,113
		64,524
	CHEMICALS - 1.8%
14	Air Products & Chemicals, Inc.	2,339
106	CF Industries Holdings, Inc.	5,771
90	DowDuPont, Inc.	5,788
405	Eastman Chemical Co.	38,767
70	LyondellBasell Industries NV	7,176
81	Mosaic Co.	2,631
13	PPG Industries, Inc.	1,419
710	Praxair, Inc.	114,118
256	Sherwin-Williams Co.	116,534
		294,543
	COMMERCIAL SERVICES - 1.7%
53	Automatic Data Processing, Inc.	7,985
205	Ecolab, Inc.	32,140
55	Equifax, Inc.	7,181
317	FleetCor Technologies, Inc. *	72,225
149	H&R Block, Inc.	3,837
203	Moody's Corp.	33,942
87	Nielsen Holdings PLC	2,406
665	PayPal Holdings, Inc. *	58,414
177	S&P Global, Inc.	34,584
4	United Rentals, Inc. *	654
148	Verisk Analytics, Inc. *	17,841
673	Western Union Co.	12,827
		284,036

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	COMPUTERS - 1.6%
133	Accenture PLC	$22,637
22	Apple, Inc.	4,966
43	Cognizant Technology Solutions Corp.	3,317
229	DXC Technology Co.	21,416
37	HP, Inc.	953
3,147	Infosys Ltd. - ADR	32,005
226	International Business Machines Corp.	34,173
1,099	NetApp, Inc.	94,393
897	Seagate Technology PLC	42,473
177	Western Digital Corp.	10,362
		266,695
	COSMETICS/PERSONAL CARE - 0.5%
43	Colgate-Palmolive Co.	2,879
222	Estee Lauder Cos., Inc.	32,261
40	Procter & Gamble Co.	3,329
725	Unilever NV	40,274
		78,743
	DISTRIBUTION/WHOLESALE - 1.0%
1,284	Fastenal Co.	74,498
267	WW Grainger, Inc.	95,428
		169,926
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
4	Alliance Data Systems Corp.	945
366	American Express Co.	38,975
16	Ameriprise Financial, Inc.	2,363
135	BlackRock, Inc.	63,630
1,694	Charles Schwab Corp.	83,260
442	CME Group, Inc.	75,233
326	Discover Financial Services	24,923
641	E*TRADE Financial Corp. *	33,582
102	Franklin Resources, Inc.	3,102
199	Intercontinental Exchange, Inc.	14,903
496	Invesco Ltd.	11,348
83	Mastercard, Inc.	18,477
416	Nasdaq, Inc.	35,693
90	T Rowe Price Group, Inc.	9,826
971	TD Ameritrade Holding Corp.	51,298
51	Visa, Inc.	7,655
		475,213
	ELECTRIC - 2.4%
43	CenterPoint Energy, Inc.	1,189
18	CMS Energy Corp.	882
74	Consolidated Edison, Inc.	5,638
38	Dominion Energy, Inc.	2,671
52	Duke Energy Corp.	4,161
290	Edison International	19,627
70	Entergy Corp.	5,679
17	Eversource Energy	1,044
714	Exelon Corp.	31,173
900	FirstEnergy Corp.	33,453
336	NextEra Energy, Inc.	56,314
1,559	NRG Energy, Inc.	58,307
104	PG&E Corp.	4,785
26	PPL Corp.	761
835	Public Service Enterprise Group, Inc.	44,080
31	Sempra Energy	3,526
2,303	Southern Co.	100,411
6	WEC Energy Group, Inc.	401
245	Xcel Energy, Inc.	11,566
		385,668

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
302	Emerson Electric Co.	$23,127
253	Universal Display Corp.	29,829
		52,956
	ELECTRONICS - 0.7%
62	Amphenol Corp.	5,829
1,089	Corning, Inc.	38,442
605	TE Connectivity Ltd.	53,198
		97,469
	ENERGY-ALTERNATIVE SOURCES- 0.0%
101	First Solar, Inc. *	4,890

	ENGINEERING & CONSTRUCTION - 0.1%
185	Fluor Corp.	10,749

	ENVIRONMENTAL CONTROL - 0.2%
59	Republic Services, Inc.	4,287
219	Waste Management, Inc.	19,789
		24,076
	FOOD - 1.2%
89	Conagra Brands, Inc.	3,023
26	General Mills, Inc.	1,116
45	Hershey Co.	4,590
10	Kellogg Co.	700
99	Kraft Heinz Co.	5,456
26	Kroger Co.	757
1,107	Mondelez International, Inc.	47,557
1,273	Sysco Corp.	93,247
197	Tyson Foods, Inc.	11,727
		168,173
	FOREST PRODUCTS & PAPER - 0.0%
24	International Paper, Co.	1,180

	HAND/MACHINE TOOLS - 0.0%
3	Stanley Black & Decker, Inc.	439

	HEALTHCARE-PRODUCTS - 1.9%
255	Abbott Laboratories	18,707
629	Baxter International, Inc.	48,490
85	Becton Dickinson and Co.	22,185
317	Boston Scientific Corp. *	12,205
14	Danaher Corp.	1,521
523	DENTSPLY SIRONA, Inc.	19,738
499	Edwards Lifesciences Corp. *	86,876
17	Henry Schein, Inc. *	1,446
276	Hologic, Inc. *	11,310
45	Intuitive Surgical, Inc. *	25,830
29	Medtronic PLC	2,853
300	Stryker Corp.	53,304
33	Thermo Fisher Scientific, Inc.	8,055
10	Zimmer Biomet Holdings, Inc.	1,315
		313,835
	HEALTHCARE-SERVICES - 3.1%
347	Anthem, Inc.	95,095
744	Centene Corp. *	107,716
14	Cigna Corp.	2,916
26	DaVita, Inc. *	1,862
194	Humana, Inc.	65,673
160	Laboratory Corp of America Holdings *	27,789
421	Quest Diagnostics, Inc.	45,430
568	UnitedHealth Group, Inc.	151,111
14	Universal Health Services, Inc.	1,790
		499,382

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	HOME BUILDERS - 0.4%
788	DR Horton, Inc.	$33,238
1,475	PulteGroup, Inc.	36,536
		69,774
	HOME FURNISHINGS - 0.1%
192	Whirlpool Corp.	22,800

	HOUSEHOLD PRODUCTS/WARES - 0.2%
151	Clorox Co.	22,712
38	Kimberly-Clark Corp.	4,318
		27,030
	HOUSEWARES - 0.2%
1,401	Newell Brands, Inc.	28,440

	INSURANCE - 0.9%
249	Aflac, Inc.	11,720
48	Allstate Corp.	4,738
91	American International Group, Inc.	4,845
269	Berkshire Hathaway, Inc. *	57,596
466	Hartford Financial Services Group, Inc.	23,281
6	Lincoln National Corp.	406
104	Marsh & McLennan Cos., Inc.	8,603
221	MetLife, Inc.	10,325
38	Principal Financial Group, Inc.	2,226
264	Progressive Corp.	18,755
9	Prudential Financial, Inc.	912
27	Travelers Cos., Inc.	3,502
		146,909
	INTERNET - 1.9%
19	Alphabet, Inc. *	22,676
24	Amazon.com, Inc. *	48,072
14	Baidu, Inc. - ADR *	3,202
6	Booking Holdings, Inc. *	11,904
392	eBay, Inc. *	12,944
11	F5 Networks, Inc. *	2,194
30	Facebook, Inc. *	4,934
26	Netflix, Inc. *	9,727
402	Palo Alto Networks, Inc. *	90,555
411	Symantec Corp.	8,746
65	TripAdvisor, Inc. *	3,320
1,043	Twitter, Inc. *	29,684
402	VeriSign, Inc. *	64,368
		312,326
	IRON/STEEL - 0.3%
603	Nucor Corp.	38,260
314	United States Steel Corp.	9,571
		47,831
	LEISURE TIME - 0.1%
9	Harley-Davidson, Inc.	408
124	Polaris Industries, Inc.	12,518
85	Royal Caribbean Cruises Ltd.	11,045
		23,971
	LODGING - 0.5%
254	Hilton Worldwide Holdings, Inc.	20,518
303	Las Vegas Sands Corp.	17,977
61	Marriott International, Inc.	8,054
25	MGM Resorts International	698
36	Wyndham Worldwide Corp.	1,561
212	Wynn Resorts Ltd.	26,937
		75,745

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	MACHINERY- CONSTRUCTION & MINING- 0.1%
80	Caterpillar, Inc.	$12,199

	MACHINERY-DIVERSIFIED - 0.2%
16	Cummins, Inc.	2,337
6	Deere & Co.	902
6	Dover Corp.	531
141	Rockwell Automation, Inc.	26,440
		30,210
	MEDIA - 2.0%
31	CBS Corp.	1,781
40	Comcast Corp.	1,416
1,598	Discovery, Inc. *	51,136
90	DISH Network Corp. *	3,218
54	Liberty Global PLC *	1,562
3,063	Twenty-First Century Fox, Inc.	141,909
17	Viacom, Inc.	574
1,036	Walt Disney Co.	121,150
		322,746
	MINING - 0.3%
1,746	Newmont Mining Corp.	52,729

	MISCELLANEOUS MANUFACTURING - 0.5%
273	Eaton Corp PLC	23,677
2,226	General Electric Co.	25,132
13	Illinois Tool Works, Inc.	1,835
56	Ingersoll-Rand PLC	5,729
27	Parker-Hannifin Corp.	4,966
232	Textron, Inc.	16,581
		77,920
	OFFICE/BUSINESS EQUIPMENT - 0.0%
28	Xerox Corp.	755

	OIL & GAS - 2.6%
168	Anadarko Petroleum Corp.	11,325
12	Apache Corp.	572
319	Chevron Corp.	39,007
7	Cimarex Energy Co.	651
8	Concho Resources, Inc. *	1,222
373	ConocoPhillips	28,870
219	Continental Resources, Inc. *	14,953
419	Devon Energy Corp.	16,735
313	EOG Resources, Inc.	39,929
5	EQT Corp.	221
16	Exxon Mobil Corp.	1,360
52	Helmerich & Payne, Inc.	3,576
227	Hess Corp.	16,249
308	HollyFrontier Corp.	21,529
1,031	Marathon Oil Corp.	24,002
680	Marathon Petroleum Corp.	54,380
89	Newfield Exploration Co. *	2,566
71	Noble Energy, Inc.	2,214
303	Occidental Petroleum Corp.	24,898
348	Phillips 66	39,227
21	Pioneer Natural Resources Co.	3,658
90	Range Resources Corp.	1,529
363	Transocean Ltd. *	5,064
587	Valero Energy Corp.	66,771
147	Whiting Petroleum Corp. *	7,797
		428,305

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	OIL & GAS SERVICES - 0.5%
165	Baker Hughes a GE Co.	$5,582
12	Halliburton Co.	486
1,493	National Oilwell Varco, Inc.	64,318
160	Schlumberger Ltd.	9,747
		80,133
	PACKAGING & CONTAINERS - 0.0%
16	Ball Corp.	704
27	Sealed Air Corp.	1,084
		1,788
	PHARMACEUTICALS - 1.4%
878	AbbVie, Inc.	83,041
9	Allergan PLC	1,714
30	AmerisourceBergen Corp.	2,767
44	Bristol-Myers Squibb Co.	2,732
42	Cardinal Health, Inc.	2,268
250	Eli Lilly & Co.	26,828
810	Express Scripts Holding Co. *	76,958
13	Merck & Co., Inc.	922
406	Mylan NV *	14,860
230	Perrigo Co PLC	16,284
		228,374
	PIPELINES - 1.4%
2,295	Energy Transfer Equity LP	40,002
2,574	Energy Transfer Partners LP	57,297
371	Kinder Morgan, Inc.	6,578
1,135	ONEOK, Inc.	76,942
1,845	Williams Cos., Inc.	50,166
		230,985
	REAL ESTATE - 0.2%
886	CBRE Group, Inc. *	39,073

	REIT - 3.8%
675	American Tower Corp.	98,078
4,008	Annaly Capital Management, Inc.	41,002
4	AvalonBay Communities, Inc.	725
25	Boston Properties, Inc.	3,077
824	Crown Castle International Corp.	91,736
10	Equinix, Inc.	4,329
289	HCP, Inc.	7,606
3,956	Host Hotels & Resorts, Inc.	83,472
312	Kimco Realty Corp.	5,223
478	Prologis, Inc.	32,404
397	Public Storage	80,047
357	SBA Communications Corp. *	57,345
121	Simon Property Group, Inc.	21,387
66	Vornado Realty Trust	4,818
28	Welltower, Inc.	1,801
2,686	Weyerhaeuser Co.	86,677
		619,727
	RETAIL - 8.2%
76	Advance Auto Parts, Inc.	12,793
1	AutoZone, Inc. *	776
86	Bed Bath & Beyond, Inc.	1,290
762	Best Buy Co, Inc.	60,472
129	Chipotle Mexican Grill, Inc. *	58,633
591	Costco Wholesale Corp.	138,814
271	Darden Restaurants, Inc.	30,132
517	Dollar General Corp.	56,508
16	Dollar Tree, Inc. *	1,305
187	Foot Locker, Inc.	9,533
43	Gap, Inc.	1,241

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	RETAIL - 8.2% (Continued)
760	Home Depot, Inc.	$157,434
818	Kohl's Corp.	60,982
74	L Brands, Inc.	2,242
1,117	Lowe's Cos., Inc.	128,254
1,935	Macy's, Inc.	67,203
231	McDonald's Corp.	38,644
831	Nordstrom, Inc.	49,702
132	O'Reilly Automotive, Inc. *	45,846
213	Ross Stores, Inc.	21,108
308	Signet Jewelers Ltd.	20,306
24	Starbucks Corp.	1,364
1,230	Tapestry, Inc.	61,832
1,382	Target Corp.	121,906
52	TJX Cos., Inc.	5,825
55	Tractor Supply Co.	4,998
371	Ulta Beauty, Inc. *	104,667
639	Urban Outfitters, Inc. *	26,135
495	Walmart, Inc.	46,485
7	Yum! Brands, Inc.	636
		1,337,066
	SEMICONDUCTORS - 2.5%
939	Advanced Micro Devices, Inc. *	29,006
11	Analog Devices, Inc.	1,017
98	Applied Materials, Inc.	3,788
7	Broadcom, Inc.	1,727
366	Intel Corp.	17,308
84	KLA-Tencor Corp.	8,544
62	Lam Research Corp.	9,405
154	Marvell Technology Group Ltd.	2,972
95	Maxim Integrated Products, Inc.	5,357
801	Microchip Technology, Inc.	63,207
53	Micron Technology, Inc. *	2,397
390	NVIDIA Corp.	109,598
32	Qorvo, Inc. *	2,460
1,937	QUALCOMM, Inc.	139,522
19	Texas Instruments, Inc.	2,039
36	Xilinx, Inc.	2,886
		401,233
	SOFTWARE - 3.6%
24	Activision Blizzard, Inc.	1,997
217	Adobe Systems, Inc. *	58,579
752	Akamai Technologies, Inc. *	55,009
153	Autodesk, Inc. *	23,885
1,430	CA, Inc.	63,135
243	Cerner Corp. *	15,652
446	Citrix Systems, Inc. *	49,577
17	Electronic Arts, Inc. *	2,048
58	Fidelity National Information Services, Inc.	6,326
64	Fiserv, Inc. *	5,272
568	Intuit, Inc.	129,163
120	Microsoft Corp.	13,724
54	Oracle Corp.	2,784
13	Paychex, Inc.	957
66	Red Hat, Inc. *	8,994
15	salesforce.com, Inc. *	2,385
153	ServiceNow, Inc. *	29,931
556	Splunk, Inc. *	67,226
3	Vmware, Inc. *	468
283	Workday, Inc. *	41,312
		578,424

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	TELECOMMUNICATIONS - 1.3%
1,502	CenturyLink, Inc.	$31,842
389	Cisco Systems, Inc.	18,925
119	Juniper Networks Inc	3,566
361	Motorola Solutions, Inc.	46,981
167	Sprint Corp. *	1,092
26	T-Mobile US, Inc. *	1,825
1,055	Verizon Communications, Inc.	56,326
2,334	Vodafone Group PLC	50,648
		211,205
	TEXTILES - 0.2%
174	Mohawk Industries, Inc. *	30,511

	TOYS & GAMES - 0.0%
3	Hasbro, Inc.	315
128	Mattel, Inc. *	2,010
		2,325
	TRANSPORTATION - 3.1%
447	CH Robinson Worldwide, Inc.	43,770
1,707	CSX Corp.	126,403
618	Expeditors International of Washington, Inc.	45,441
27	FedEx Corp.	6,501
395	Kansas City Southern	44,746
824	Norfolk Southern Corp.	148,732
318	Union Pacific Corp.	51,780
267	United Parcel Service, Inc.	31,172
		498,545

	TOTAL COMMON STOCKS (Cost - $11,901,586)	11,836,799

	EXCHANGE TRADED FUNDS- 1.7%
140	Invesco QQQ Trust Series 1	26,011
905	iShares Russell 2000 ETF	152,538
359	SPDR S&P 500 ETF Trust	104,368
	TOTAL EXCHANGE TRADED FUNDS (Cost - $284,052)	282,917

	SHORT TERM INVESTMENT - 14.5%
2,354,996	Federated Treasury Obligations, Institutional Class, 1.92% **	2,354,996
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,354,996)

	TOTAL INVESTMENTS - 88.9% (Cost - $14,540,634)	$14,474,712
	OTHER ASSETS LESS LIABILITIES - 11.1%	1,799,862
	NET ASSETS - 100.0%	$16,274,574

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company
* Non-income producing securities.
** Rate shown represents the rate at September 30, 2018, and is subject to change and resets daily.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
					Unrealized
			Underlying Face		Appreciation /
Long Contracts		Counterparty	Amount at Value ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.1) %
42	90 Day Sterling Future	ADM	5,194,875	June-19	$1,621
22	Australian 10Y Bond Future	ADM	2,834,767	December-18	1,471
3	CAC40 10 Euro Future	ADM	164,685	October-18	4,281
2	Cotton No.2 Future +	ADM	77,290	March-19	(1,601)
7	E-Mini Russell 2000 Future	ADM	595,280	December-18	(3,041)
6	FTSE 100 Index Future	ADM	449,190	December-18	15,192
7	Gasoline RBOB Future +	ADM	610,256	November-18	11,305
3	Heating Oil Future +	ADM	295,911	November-18	14,442
1	Japanese 10 Year Bond (OSE)	ADM	150,090,000	December-18	445
7	Long Guilt Future	ADM	846,580	December-18	2,083
19	Mexican Peso Future	ADM	501,505	December-18	6,300
10	Natural Gas Future +	ADM	300,800	November-18	3,082
3	Nikkei 225 (SGX)	ADM	36,217,500	December-18	13,209
9	S&P/TSX 60 IX Future	ADM	1,710,540	December-18	(2,854)
3	S&P E-Mini Future	ADM	437,850	December-18	2,798
27	SPI 200 Futures	ADM	4,180,950	December-18	8,450
6	TOPIX Index Future	ADM	109,050,000	December-18	5,702
65	US 10 Year Note (CBT)	ADM	7,720,781	December-18	(22,614)
3	Wheat Future (CBT) +	ADM	79,088	March-19	(1,444)
6	WTI Crude Future +	ADM	438,360	November-18	6,537
	Net Unrealized Depreciation From Open Long Futures Contracts				$65,364

					Unrealized
			Underlying Face		Appreciation /
Short Contracts		Counterparty	Amount at Value ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (0.9) %
(118)	90 Day Euro Future	ADM	(28,617,950)	June-19	$(550)
(3)	AUD/USD Currency Future	ADM	(216,810)	December-18	435
(27)	BP Currency Future	ADM	(2,208,263)	December-18	11,598
(2)	C$ Currency Future	ADM	(155,010)	December-18	(550)
(1)	Coffee Future +	ADM	(38,419)	December-18	(2,044)
(7)	Copper Future +	ADM	(490,875)	December-18	8,367
(10)	Corn Future +	ADM	(178,125)	December-18	(373)
(4)	Euro FX Currency Future	ADM	(584,100)	December-18	5,088
(29)	Euro-Bund Future	ADM	(4,604,910)	December-18	(2,994)
(1)	FTSE/MIB Future	ADM	(103,405)	December-18	2,812
(11)	Gold 100 Oz Future +	ADM	(1,315,820)	December-18	10,880
(2)	Hang Seng Future	ADM	(2,787,700)	October-18	(631)
(1)	Ibex Future	ADM	(93,680)	October-18	419
(5)	Japanese Yen	ADM	(553,375)	December-18	7,863
(3)	Live Cattle Future +	ADM	(142,620)	December-18	(2,391)
(2)	LME Aluminum Future +	ADM	(103,627)	November-18	4,037
(1)	LME Aluminum Future +	ADM	(51,888)	December-18	(1,379)
(1)	LME Aluminum Future +	ADM	(51,608)	December-18	(262)
(1)	LME Copper Future +	ADM	(156,422)	December-18	2,398
(10)	Platinum Future +	ADM	(411,200)	January-19	5,189
(3)	Silver Future +	ADM	(220,680)	December-18	(2,792)
(17)	Soybean Future +	ADM	(718,675)	November-18	748
(2)	Sugar #11 (WORLD) Future +	ADM	(25,088)	February-19	594
	Net Unrealized Depreciation From Open Long Futures Contracts				$46,462
	Total Unrealized Depreciation from Open Futures Contracts				$111,826

+ All or a portion of this investment is a holding of the RNW Fund, Ltd.

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2018 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

A. Investment Valuations
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price on which such options are traded. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018, for each Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Dividend Capture Fund
Assets:
Common Stocks	$19,246,147	$-	$-	$19,246,147
Exchange Traded Funds	1,226,682	-	-	1,226,682
Preferred Stocks	2,112,200	-	-	2,112,200
Short-Term Investments	720,460	-	-	720,460
Total Assets	$23,305,489	$-	$-	$23,305,489
Risk Managed Emerging Markets Fund
Assets:
Common Stocks	$6,565,876	$-	$-	$6,565,876
Short-Term Investments	47,806		-	47,806
Total Assets	$6,613,682	$-	$-	$6,613,682
Hedged Return Fund
Assets:
Short-Term Investments	$7,018,032	-	-	$7,018,032
Total Assets	$7,018,032	$-	$-	$7,018,032
Liabilities:
Derivatives:
Written Options	$21,837	$-	$-	$21,837
Total Liabilities	$21,837	$-	$-	$21,837
Dynamic Brands Fund
Assets:
Common Stocks	$28,568,415	$-	$-	$28,568,415
Short-Term Investments	2,994,959	-	-	2,994,959
Total Assets	$31,563,374	$-	$-	$31,563,374
Dividend Capture VA Fund
Assets:
Common Stocks	$11,322,145	$-	$-	$11,322,145
Exchange Traded Funds	744,956	-	-	744,956
Preferred Stocks	1,462,860	-	-	1,462,860
Short-Term Investments	723,015	-	-	723,015
Total Assets	$14,252,976	$-	$-	$14,252,976
Insider Buying VA Fund
Assets:
Common Stocks	$33,937,959	$-	$-	$33,937,959
Short-Term Investments	221,437	-	-	221,437
Total Assets	$34,159,396	$-	$-	$34,159,396
Strategic Allocation Fund
Assets:
Mutual Funds	$8,616,195	$-	$-	$8,616,195
Exchange-Traded Funds	2,495,148	-	-	2,495,148
Short-Term Investments	207,654	-	-	207,654
Total Assets	$11,318,997	$-	$-	$11,318,997
Resolve Adaptive Asset Allocation Fund
Assets:
Short-Term Investments	$22,237,100	-	-	$22,237,100
Total Assets	$22,237,100	$-	$-	$22,237,100
Derivatives:
Long Futures Contracts	$50,340	$-	$-	$50,340
Total Liabilities	$50,340	$-	$-	$50,340
NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)
Iron Horse Fund
Assets:
Common Stocks	$9,892,466	$-	$-	$9,892,466
Short-Term Investments	724,382	-	-	724,382
Put Options Purchased	154,300	-	-	154,300
Total Assets	$10,771,148	$-	$-	$10,771,148
Liabilities:
Derivatives:
Call Options Written	$520,011	$-	$-	$520,011
Total Liabilities	$520,011	$-	$-	$520,011
Income Opportunities Fund
Assets:
Asset Back Securities	$-	$3,624,286	$-	$3,624,286
REITS	124,915	-	-	124,915
Short-Term Investments	1,657,859	-	-	1,657,859
Total Assets	$1,782,774	$3,624,286	$-	$5,407,060
NuWave Enhanced Market Opportunity Fund
Assets:
Common Stocks	$11,836,799	-	-	$11,836,799
Exchange-Traded Funds	282,917	-	-	282,917
Short-Term Investments	2,354,996	-	-	2,354,996
Derivatives:
Futures Contracts	111,826	-	-	111,826
Total Assets	$14,586,538	$-	$-	$14,586,538

There were no transfers into or out of Level 1 and Level 2 during the period ended June 30, 2018. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no level 3 securities held during the period.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Consolidation of Subsidiaries – The consolidated financial statements of the Resolve Adaptive and NuWave Enhanced include the accounts of RDMF Fund Ltd. (“RDMF” or “CFC”) and RNW Fund Ltd. (“RNW” or “CFC”), wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with Resolve Adaptive and NuWave Enhanced investment objectives and policies.

Fund	Inception Date of CFC	CFC Net assets as of September 30, 2018	% of Net Assets as of September 30, 2018
RDMF Fund, Ltd.	8/5/2016	$742,847	3.00%
RNW Fund, Ltd.	3/2/2018	838,499	5.15%

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including futures and options), and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciasion (Deprecation)
Dividend Capture Fund	$23,819,522	$1,065,235	$(1,579,268)	$(514,033)
Risk Managed Emerging Markets Fund	7,220,973	439,511	(1,046,802)	(607,291)
Hedged Return	6,992,950	3,245	-	3,245
Dynamic Brands Fund	28,994,195	2,764,535	(195,356)	2,569,179
Dividend Capture VA Fund	14,426,098	653,963	(827,085)	(173,122)
Insider Buying VA Fund	28,702,976	5,458,848	(2,428)	5,456,420
Strategic Allocation Fund	11,202,979	748,291	(632,273)	116,018
Resolve Adaptive Asset Allocation Fund	22,237,100	142,025	(91,685)	50,340
Iron Horse Fund	10,323,648	512,602	(585,113)	(72,511)
Income Opportunities Fund	5,367,327	55,610	(15,877)	39,733
NuWave Enhanced Market Opportunity Fund	14,540,634	257,229	(211,325)	45,904

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES
Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Fund's may be directly affected by the performance of the Federated Treasury Obligations Fund, Institutional Class and the Fidelity Insitutional Government Portfolio, Institution Class. The financial statements of the Federated Treasury Obligations Fund and Fidelity Institutional Government Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2018, the percentage of the Hedged Return Fund and Income Opportunities Fund net assets invested in the Federated Treasury Obligations Fund were 49.4% and 32.4%, respectively. The percentage of Adaptive Asset Allocations net assets invested in Fidelity Institutional Government Portfolio was 89.8%.

B. Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments
Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts - Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Written Options Contracts - Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Futures Contracts - Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)
The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2018, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized Gain (Loss)
Rational Hedged Return Fund	Options	Equity	$3,245
Rational Resolve Adaptive Asset Allocation Fund	Futures	Commodity	79,030
Rational Resolve Adaptive Asset Allocation Fund	Futures	Currency	(14,163)
Rational Resolve Adaptive Asset Allocation Fund	Futures	Equity	38,825
Rational Resolve Adaptive Asset Allocation Fund	Futures	Interest	(53,352)
Iron Horse Fund	Options	Equity	(105,697)
Rational NuWave Enhanced Opportunity	Futures	Commodity	55,293
Rational NuWave Enhanced Opportunity	Futures	Currency	30,734
Rational NuWave Enhanced Opportunity	Futures	Equity	46,337
Rational NuWave Enhanced Opportunity	Futures	Interest	(20,538)

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2018, is a reflection of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	November 27, 2018

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer and Principal Financial Officer
Date:	November 27, 2018